Investments in associates and joint ventures (Details 2 - Textual) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 EUR (€) Item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Investments in associates and joint ventures
Number of associates invested by reporting entity | Item			2
Contingent liabilities are incurred relating to entity’s interests in the joint venture			€ 0
Funding payments			83	€ 55	€ 0
Direct equity movements			€ (79)	0
El Cocinero a Cuerda SL (“ECAC”)
Investments in associates and joint ventures
Funding payments				€ 11
Ownership interest in joint venture			67.00%
Movile Internet Movel S.A. (“Movile”)
Investments in associates and joint ventures
Ownership interest in associate held by another entity			67.00%
Associates
Investments in associates and joint ventures
Ownership interest in associate			33.00%	33.00%
iFood Holdings B.V.
Investments in associates and joint ventures
Ownership interest in associate			33.00%
Funding payments			€ 83	€ 44
Principal place of residence			Hoofddorp, Netherlands
Share of profit or loss and other comprehensive income			€ (62)	(5)
Difference between the existing share-based reserve and the share-based liability being recognised through retained earnings in equity	€ 241	$ 286
Direct equity movements	€ 79
IF-JE Holdings B.V.
Investments in associates and joint ventures
Ownership interest in associate			33.00%
Principal place of residence			Amsterdam, Netherlands
Value of investments in associates			€ 0	€ 0